Loss per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares
The following table shows calculation of both basic and diluted number of weighted average outstanding shares for the years ended December 31, 2019, 2020 and
2021
:

	December 31, 2019	December 31, 2020	December 31, 2021
Basic and diluted loss available to common stockholders of Navigator Holdings Ltd (in thousands)	(16,706)	(443)	(30,964)

Basic weighted average number of shares	55,792,711	55,885,376	64,669,567
Effect of dilutive potential share options*:	—	—	—

Diluted weighted average number of shares	55,792,711	55,885,376	64,669,567

*
Due to a loss for the years ended December 31, 2019,
2020
and 2021, no incremental shares are included because the effect would be antidilutive. The number of potential dilutive shares excluded from the calculation for the year ended December 31, 2021, is 331,761 (December 31, 2019, and 2020: 349,870 and 344,472, respectively)